Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,000
Previously Paid Amount	0.00
Total Fee Amount	11.96
Total Offset Amount	0.00
Net Fee	11.96
Narrative - Max Aggregate Offering Price	$ 81,000
Final Prospectus	true